Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net
The following is a summary of property and equipment, net:

	December 31, 2023	December 31, 2024
	RMB in thousands
Leasehold improvements	232,044	222,925
Servers and computers	3,029,118	3,406,915
Others	63,308	64,799

Total	3,324,470	3,694,639
Less: accumulated depreciation	(2,609,736)	(3,105,412)

Net book value	714,734	589,227